6. Accrued Expenses (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and benefits		$ 53,541	$ 723,488
Accrued professional fees		394,075	389,086
Accrued research costs		205,067	11,477
Other		11,346	11,602
Total accrued expenses	$ 965,738	$ 664,029	$ 1,135,653